Segment Reporting - Schedule of Revenues Disaggregated by Segment (Details)		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue:
Total revenue		¥ 1,343,440,196	$ 184,050,552	¥ 1,627,257,689	¥ 1,469,074,275
Franchised-and-managed restaurants [Member]
Revenue:
Total revenue		635,360,312	87,044,006	705,244,948	588,463,368
Wholesale and others
Revenue:
Total revenue		111,439,245	15,267,114	134,198,399	180,588,258
Operating Segments [Member]
Revenue:
Total revenue		1,343,440,196	184,050,552	1,627,257,689	1,469,074,275
Intersegment Eliminations [Member]
Revenue:
Total revenue	[1]	(1,707,841)	(233,974)	(6,284,350)	(1,514,259)
Hotel business [Member] | Operating Segments [Member]
Revenue:
Total revenue		1,066,710,224	146,138,702	1,191,906,073	936,801,282
Hotel business [Member] | Operating Segments [Member] | Leased-and-operated hotels [Member]
Revenue:
Total revenue		437,521,898	59,940,254	490,924,060	338,506,220
Hotel business [Member] | Operating Segments [Member] | Franchised-and-managed restaurants [Member]
Revenue:
Total revenue		625,072,856	85,634,630	696,321,236	582,441,077
Hotel business [Member] | Operating Segments [Member] | Wholesale and others
Revenue:
Total revenue		4,115,470	563,818	4,660,777	15,853,985
Restaurant business [Member] | Operating Segments [Member]
Revenue:
Total revenue		278,437,813	38,145,824	441,635,966	533,787,252
Restaurant business [Member] | Operating Segments [Member] | Franchised-and-managed restaurants [Member]
Revenue:
Total revenue		10,287,456	1,409,376	8,923,712	6,022,291
Restaurant business [Member] | Operating Segments [Member] | Wholesale and others
Revenue:
Total revenue		109,031,616	14,937,270	135,821,972	164,958,264
Restaurant business [Member] | Operating Segments [Member] | Leased-and-operated restaurants [Member]
Revenue:
Total revenue		¥ 159,118,741	$ 21,799,178	¥ 296,890,282	¥ 362,806,697

[1]	The inter segment eliminations mainly consist of labor services related to restaurant staff and prepared meals and frozen foods provided by restaurant business segment to hotel business segment.